Pension plans	9 Months Ended
Sep. 30, 2012
Pension plans
Pension plans

15           Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2011, that we expected to contribute US$262 to our defined benefit pension plan in 2012. As of September 30, 2012, total contributions of US$ 231 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	14	10
Interest cost on projected benefit obligation	125	52	26
Expected return on assets	(212)	(50)	—
Amortizations and (gain) / loss	—	28	(3)
Net periodic pension cost (credit)	(80)	44	33

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Nine-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	22	46	27
Interest cost on projected benefit obligation	368	180	78
Expected return on assets	(644)	(178)	—
Amortizations and (gain) / loss	—	50	(7)
Net periodic pension cost (credit)	(254)	98	98

	Nine-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87